Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 12,017	€ 11,725
Additions	1,838	1,530
Amortization	(2,583)	(2,599)	€ (2,388)
Disposals	(2)	(4)
Impairments	(2)	(31)
Transfers and others	50	204
Translation differences and hyperinflation adjustments	40	545
Business combinations	12	647
Ending balance	11,370	12,017	11,725
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	7,550	7,328
Additions	183	173
Amortization	(840)	(844)
Disposals	0	0
Impairments	0	(19)
Transfers and others	2	0
Translation differences and hyperinflation adjustments	(9)	392
Business combinations	0	520
Ending balance	6,886	7,550	7,328
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,800	2,494
Additions	486	495
Amortization	(1,356)	(1,337)
Disposals	(1)	0
Impairments	0	(2)
Transfers and others	1,122	1,011
Translation differences and hyperinflation adjustments	38	119
Business combinations	0	20
Ending balance	3,089	2,800	2,494
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	721	971
Additions	0	0
Amortization	(333)	(356)
Disposals	0	0
Impairments	0	0
Transfers and others	(3)	1
Translation differences and hyperinflation adjustments	4	0
Business combinations	(3)	105
Ending balance	386	721	971
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	263	276
Additions	0	0
Amortization	(33)	(34)
Disposals	0	0
Impairments	0	0
Transfers and others	0	1
Translation differences and hyperinflation adjustments	5	18
Business combinations	0	2
Ending balance	235	263	276
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	39	42
Additions	20	22
Amortization	(21)	(28)
Disposals	0	(4)
Impairments	(2)	(2)
Transfers and others	5	9
Translation differences and hyperinflation adjustments	2	0
Business combinations	15	0
Ending balance	58	39	42
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	644	614
Additions	1,149	840
Amortization	0	0
Disposals	(1)	0
Impairments	0	(8)
Transfers and others	(1,076)	(818)
Translation differences and hyperinflation adjustments	0	16
Business combinations	0	0
Ending balance	€ 716	€ 644	€ 614